Material accounting policies (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Buildings comprising Civil structure [Member]
Statements [Line Items]
Depreciation method, property, plant and equipment	28	28
Improvements forming part of the Building [Member]
Statements [Line Items]
Depreciation method, property, plant and equipment	5	5
Fixtures and fittings [member]
Statements [Line Items]
Depreciation method, property, plant and equipment	5	5
Office Equipment [Member]
Statements [Line Items]
Depreciation method, property, plant and equipment	5	5
Vehicles [Member]
Statements [Line Items]
Depreciation method, property, plant and equipment	3	3
Bottom of range [member] | Computer Equipment [Member]
Statements [Line Items]
Depreciation method, property, plant and equipment	3	3
Bottom of range [member] | Machinery [member]
Statements [Line Items]
Depreciation method, property, plant and equipment	3	3
Top of range [member] | Computer Equipment [Member]
Statements [Line Items]
Depreciation method, property, plant and equipment	5	5
Top of range [member] | Machinery [member]
Statements [Line Items]
Depreciation method, property, plant and equipment	8	8